Income Taxes (Details)	3 Months Ended		12 Months Ended				12 Months Ended																						1 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2011 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2010 income pass thru entities not taxed at corporate entity [Member] USD ($)	Dec. 31, 2012 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2011 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2010 tax impact of non U.S. disregarded entities [Member] USD ($)	Dec. 31, 2012 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2011 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2010 foreign currency and rate change adjustment [Member] USD ($)	Dec. 31, 2012 Alternative minimum tax [Member] USD ($)	Dec. 31, 2011 Alternative minimum tax [Member] USD ($)	Dec. 31, 2010 Alternative minimum tax [Member] USD ($)	Dec. 31, 2012 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2011 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2010 tax effect of gain on bargain purchase [Member] USD ($)	Dec. 31, 2012 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2011 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2010 Increase (decrease) in valuation allowance [Member] USD ($)	Dec. 31, 2012 foreign [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)	Dec. 31, 2012 UNITED STATES USD ($)	Dec. 31, 2012 Yearlyincrease [Member] USD ($)	Oct. 31, 2010 UNITED STATES USD ($)	Dec. 31, 2011 UNITED STATES USD ($)	Dec. 31, 2010 UNITED STATES USD ($)	Dec. 31, 2009 UNITED STATES USD ($)	Dec. 31, 2008 UNITED STATES USD ($)	Dec. 31, 2007 UNITED STATES USD ($)	Dec. 31, 2011 UNITED STATES interest [Member] USD ($)	Dec. 31, 2010 UNITED STATES interest [Member] USD ($)	Oct. 31, 2010 UNITED KINGDOM USD ($)	Dec. 31, 2011 UNITED KINGDOM USD ($)	Dec. 31, 2010 UNITED KINGDOM USD ($)	Dec. 31, 2009 UNITED KINGDOM USD ($)	Dec. 31, 2008 UNITED KINGDOM USD ($)	Dec. 31, 2007 UNITED KINGDOM GBP (£)	Dec. 31, 2011 UNITED KINGDOM interest [Member] USD ($)	Dec. 31, 2010 UNITED KINGDOM interest [Member] USD ($)	Dec. 31, 2007 sunterra corporation [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	35.00%
Valuation Allowance, Amount			$ 49,761,000	$ 40,122,000
Deferred Tax Assets, Inventory			11,390,000	13,705,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate			(233,000)	275,000	(1,333,000)
Income Tax Reconciliation, State and Local Income Taxes			(9,000)	1,554,000	574,000
Income Tax Reconciliation, Other Reconciling Items			1,594,000	(4,201,000)	(23,000)		3,298,000	5,075,000	(138,000)	(282,000)	(1,125,000)	(1,055,000)	186,000	(179,000)	(8,792,000)	(1,090,000)	(161,000)	1,251,000	(6,972,000)	(5,015,000)	0
Operating Loss Carryforwards																									113.6	197.0	226.9
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			93.0																									13.5
Statutorily imposed limitation																																													90.00%
Loss Contingency, Damages Sought, Value																																		10,700,000								7,400,000
Deferred Tax Assets, Operating Loss Carryforwards			126,283,000	123,085,000
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential			1,388,000	(1,221,000)	(887,000)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Meals and Entertainment			556,000	207,000	159,000
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance			0	0	5,016,000																	(12,746,000)	(4,726,000)	3,954,000
Income Tax Expense (Benefit)	438,000	975,000	(14,310,000)	(9,517,000)	(1,274,000)
Current Federal Tax Expense (Benefit)			(1,090,000)	(98,000)	268,000
Current State and Local Tax Expense (Benefit)			206,000	0	210,000
Current Foreign Tax Expense (Benefit)			(416,000)	(851,000)	(1,752,000)
Current Income Tax Expense (Benefit)			(1,300,000)	(949,000)	(1,274,000)
Deferred Federal Income Tax Expense (Benefit)			7,546,000	(491,000)	5,016,000
Deferred State and Local Income Tax Expense (Benefit)			(2,761,000)	1,155,000	674,000
Deferred Foreign Income Tax Expense (Benefit)			(5,049,000)	(4,506,000)	(9,644,000)
Deferred income tax expense (benefit) before increase (decrease) in valuation allowance			(264,000)	(3,842,000)	(3,954,000)
Deferred Tax Liabilities, Prepaid Expenses			20,254,000	13,503,000
Deferred Other Tax Expense (Benefit)			30,207,000	22,225,000
Deferred Tax Assets, Gross			237,895,000	212,640,000
Deferred Tax Assets, Valuation Allowance			(91,519,000)	(104,264,000)	(108,990,000)	(105,036,000)
Deferred Tax Assets, Net of Valuation Allowance			146,376,000	108,376,000
Deferred Tax Liabilities, Tax Deferred Income			125,054,000	98,754,000
Deferred Tax Liabilities, Intangible Assets			15,966,000	5,180,000
Deferred Tax Liabilities, Other			5,356,000	4,442,000
Deferred Tax Liabilities, Gross			146,376,000	108,376,000
Deferred Tax Liabilities, Net			0	0
Deferred Income Tax Expense (Benefit)			(13,010,000)	(8,568,000)	0
Valuation Allowance, Deferred Tax Asset, Change in Amount			(12,746,000)	(4,726,000)	3,954,000
Income Taxes Receivable			927,000	629,000																													0								0
Proceeds from Income Tax Refunds																													$ 0	$ 3,000,000	$ 0	$ 0			$ 1,383,103.0	$ 0	$ 0	$ 1,900,000	$ 0	$ 0			$ 870,329.0	$ 0